Group assets and liabilities - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Group assets and liabilities
Accruals and deferred income	$ 244	$ 200
Interest payable	35	59
Other creditors	3,756	2,607
Total accruals, deferred income and other creditors	$ 4,035	$ 2,866	[1]	$ 2,624

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published